Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2026 $ / shares shares
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	500,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	200,000,000
Common stock, shares issued	3,652,285
Common stock, shares outstanding	3,652,285
Eos SENOLYTIXS Inc [Member]
Preferred stock, par value | $ / shares	$ 0.00001
Preferred stock, shares authorized	2,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Series A Convertible Preferred Stock [Member]
Preferred stock, shares authorized	6,746
Series B Convertible Preferred Stock [Member]
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,100
Preferred stock, shares issuable	1,000
Common Class A [Member] | Eos SENOLYTIXS Inc [Member]
Common stock, par value | $ / shares	$ 0.00001
Common stock, shares authorized	10,000,000
Common stock, shares issued	4,000,000
Common stock, shares outstanding	4,000,000
Common Class B [Member] | Eos SENOLYTIXS Inc [Member]
Common stock, par value | $ / shares	$ 0.00001
Common stock, shares authorized	1,000,000
Common stock, shares issued	1,000,000
Common stock, shares outstanding	1,000,000